Financial Income and Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Income and Expense
Interest income Current accounts and deposits	€ 2,593	€ 106	€ 5
Current accounts and deposits	(31)	(406)	(355)
Interest expense Lease liability	(774)	(793)	(835)
Interest on loans and borrowings	(398)	(3,928)	(2,215)
Net foreign exchange benefit/(loss)	(255)	4,757	1,511
Total	1,135	(264)	(1,889)
Financial income	2,593	4,863	1,516
Interest income	2,593	106	5
Net foreign exchange benefit		4,757	1,511
Financial expenses	1,458	€ 5,127	€ 3,405
Interest costs	1,203
Net foreign exchange costs	€ 255